Earnings per share - basic and diluted (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share - basic and diluted
Summary of earnings per share - basic and diluted

For the years ended December 31	2024		2023
	Basic	Diluted	Basic	Diluted
Net (loss) earnings	$(23,084)	$(23,084)	$36,282	$36,282
Weighted average shares outstanding	201,304,234	201,304,234	199,327,784	199,519,312
(Loss) earnings per share	$(0.11)	$(0.11)	$0.18	$0.18